Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net income :	$ 3,655	$ 1,417
Other comprehensive income :
Unrealized gain on currency translation adjustments	5,002	782
Other comprehensive income :	5,002	782
Comprehensive income	$ 8,657	$ 2,199